Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 21.4%
	Shares	Value ($)
International 5.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,060,680	12,250,858
U.S. Large Cap 14.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	323,003	12,170,750
Columbia Disciplined Core Fund, Institutional 3 Class(a)	746,519	12,198,122
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	617,570	12,363,743
Total		36,732,615
U.S. Small Cap 1.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	66,713	1,853,274
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	53,924	1,957,988
Total		3,811,262
Total Equity Funds (Cost $40,829,869)		52,794,735

Fixed Income Funds 69.6%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	325,598	3,669,488
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,221,367	14,705,260
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 62.1%
Columbia Bond Fund, Institutional 3 Class(a)	1,395,750	49,228,119
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,489,682	38,072,428
Columbia Quality Income Fund, Institutional 3 Class(a)	1,410,716	31,346,101
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,958,270	34,404,678
Total		153,051,326
Total Fixed Income Funds (Cost $171,521,691)		171,426,074

Money Market Funds 9.0%

Columbia Short-Term Cash Fund, 0.072%(a),(c)	22,080,893	22,078,685
Total Money Market Funds (Cost $22,079,268)		22,078,685
Total Investments in Securities (Cost: $234,430,828)		246,299,494
Other Assets & Liabilities, Net		(81,826)
Net Assets		246,217,668
At October 31, 2021, securities and/or cash totaling $137,772 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	10	12/2021	USD	1,169,800	—	(15,706)
MSCI Emerging Markets Index	18	12/2021	USD	1,135,800	—	(37,991)
Total					—	(53,697)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(1)	12/2021	USD	(229,850)	—	(5,692)
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,368,023	1,761,191	(3,927,225)	(973,870)	49,228,119	—	(12,191)	677,236	1,395,750
Columbia Contrarian Core Fund, Institutional 3 Class
	11,241,629	729,118	(1,463,926)	1,663,929	12,170,750	—	792,227	—	323,003
Columbia Corporate Income Fund, Institutional 3 Class
	31,300,833	8,810,141	(1,443,295)	(595,251)	38,072,428	—	205,520	656,103	3,489,682
Columbia Disciplined Core Fund, Institutional 3 Class
	11,364,070	667,189	(1,759,901)	1,926,764	12,198,122	—	773,285	—	746,519
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,900,917	238,944	(1,283,899)	(186,474)	3,669,488	—	88,401	97,444	325,598
Columbia High Yield Bond Fund, Institutional 3 Class
	9,929,526	5,631,929	(858,654)	2,459	14,705,260	—	12,775	491,646	1,221,367
Columbia Multi-Asset Income Fund, Institutional 3 Class
	10,614,926	27,414	(10,667,861)	25,521	—	—	(49,478)	27,414	—
Columbia Overseas Core Fund, Institutional 3 Class
	11,906,225	1,248,371	(1,712,497)	808,759	12,250,858	232,668	337,857	66,170	1,060,680
Columbia Quality Income Fund, Institutional 3 Class
	31,811,710	1,639,020	(1,366,876)	(737,753)	31,346,101	—	34,620	587,110	1,410,716
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	11,296,955	1,037,269	(1,619,882)	1,649,401	12,363,743	307,714	804,345	47,403	617,570
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,266,480	722,619	(348,275)	212,450	1,853,274	—	145,352	—	66,713
Columbia Short-Term Cash Fund, 0.072%
	13,609,188	11,484,422	(3,015,231)	306	22,078,685	—	(307)	10,273	22,080,893
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,282,850	775,370	(97,211)	(3,021)	1,957,988	—	28,400	—	53,924
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	42,188,732	1,557,044	(7,909,385)	(1,431,713)	34,404,678	—	489,703	307,654	2,958,270
Total	245,082,064			2,361,507	246,299,494	540,382	3,650,509	2,968,453

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 36.3%
	Shares	Value ($)
International 8.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,052,747	46,809,230
U.S. Large Cap 25.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,163,264	43,831,782
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,686,276	43,893,759
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,215,072	44,345,743
Total		132,071,284
U.S. Small Cap 2.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	212,659	5,907,659
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	171,249	6,218,045
Total		12,125,704
Total Equity Funds (Cost $150,813,136)		191,006,218

Fixed Income Funds 59.7%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	772,829	8,709,781
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,937,427	35,366,617
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 51.3%
Columbia Bond Fund, Institutional 3 Class(a)	1,973,622	69,609,637
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,851,800	74,753,134
Columbia Quality Income Fund, Institutional 3 Class(a)	2,924,144	64,974,488
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,165,130	60,070,467
Total		269,407,726
Total Fixed Income Funds (Cost $313,089,805)		313,484,124

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.072%(a),(c)	20,970,519	20,968,422
Total Money Market Funds (Cost $20,968,580)		20,968,422
Total Investments in Securities (Cost: $484,871,521)		525,458,764
Other Assets & Liabilities, Net		161,686
Net Assets		525,620,450
At October 31, 2021, securities and/or cash totaling $457,692 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	27	12/2021	USD	3,158,460	—	(42,406)
MSCI Emerging Markets Index	76	12/2021	USD	4,795,600	—	(160,406)
Russell 2000 Index E-mini	3	12/2021	USD	344,295	7,403	—
Total					7,403	(202,812)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(2)	12/2021	USD	(459,700)	—	(11,385)
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	69,879,370	3,401,192	(2,304,971)	(1,365,954)	69,609,637	—	(17,944)	963,196	1,973,622
Columbia Contrarian Core Fund, Institutional 3 Class
	42,337,895	184,781	(4,843,642)	6,152,748	43,831,782	—	2,919,165	—	1,163,264
Columbia Corporate Income Fund, Institutional 3 Class
	55,829,954	23,234,065	(3,316,198)	(994,687)	74,753,134	—	258,905	1,296,236	6,851,800
Columbia Disciplined Core Fund, Institutional 3 Class
	42,657,553	212,272	(6,042,310)	7,066,244	43,893,759	—	2,911,916	—	2,686,276
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,697,749	682,971	(410,348)	(260,591)	8,709,781	—	6,314	232,993	772,829
Columbia High Yield Bond Fund, Institutional 3 Class
	23,689,663	13,498,843	(1,837,978)	16,089	35,366,617	—	21,065	1,189,322	2,937,427
Columbia Multi-Asset Income Fund, Institutional 3 Class
	23,516,736	60,733	(23,639,974)	62,505	—	—	(115,581)	60,733	—
Columbia Overseas Core Fund, Institutional 3 Class
	44,781,927	3,463,852	(4,426,004)	2,989,455	46,809,230	905,563	1,274,961	257,540	4,052,747
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,656,424	1,196,781	(2,469,188)	(384,017)	—	1,186,588	(802,547)	9,675	—
Columbia Quality Income Fund, Institutional 3 Class
	57,149,581	11,461,961	(2,068,665)	(1,568,389)	64,974,488	—	52,772	1,220,915	2,924,144
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	42,477,525	1,481,261	(5,762,298)	6,149,255	44,345,743	1,136,583	2,903,140	175,088	2,215,072
Columbia Select Small Cap Value Fund, Institutional 3 Class
	3,918,738	2,029,802	(828,009)	787,128	5,907,659	—	342,961	—	212,659
Columbia Short-Term Cash Fund, 0.072%
	26,132,855	9,851,746	(15,017,255)	1,076	20,968,422	—	(1,075)	9,984	20,970,519
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,981,384	2,452,051	(226,489)	11,099	6,218,045	—	29,864	—	171,249
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	74,237,995	2,779,440	(14,468,574)	(2,478,394)	60,070,467	—	841,592	541,351	5,165,130
Total	520,945,349			16,183,567	525,458,764	3,228,734	10,625,508	5,957,033

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 51.6%
	Shares	Value ($)
International 12.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,569,755	29,432,912
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,670,884	169,448,707
Total		198,881,619
U.S. Large Cap 35.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,668,300	138,221,547
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	1,835,524	127,917,645
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,443,488	149,534,179
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,010,629	140,352,790
Total		556,026,161
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	840,436	23,347,318
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	660,704	23,990,146
Total		47,337,464
Total Equity Funds (Cost $634,322,276)		802,245,244

Fixed Income Funds 45.5%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,452,488	27,639,541
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	12,847,601	154,685,115
Investment Grade 33.8%
Columbia Bond Fund, Institutional 3 Class(a)	4,486,641	158,243,839
Columbia Corporate Income Fund, Institutional 3 Class(a)	14,734,986	160,758,703
Columbia Quality Income Fund, Institutional 3 Class(a)	6,178,655	137,289,707
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,959,657	69,310,811
Total		525,603,060
Total Fixed Income Funds (Cost $712,596,747)		707,927,716

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.072%(a),(c)	42,588,966	42,584,707
Total Money Market Funds (Cost $42,584,707)		42,584,707
Total Investments in Securities (Cost: $1,389,503,730)		1,552,757,667
Other Assets & Liabilities, Net		2,047,019
Net Assets		1,554,804,686
At October 31, 2021, securities and/or cash totaling $2,608,998 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	341	12/2021	USD	21,517,100	—	(719,715)
Nikkei 225 Index	123	12/2021	JPY	1,782,885,000	311,283	—
Russell 2000 Index E-mini	12	12/2021	USD	1,377,180	29,610	—
U.S. Treasury 10-Year Note	327	12/2021	USD	42,739,922	—	(819,715)
Total					340,893	(1,539,430)

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(15)	12/2021	USD	(3,447,750)	—	(85,387)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	142,592,982	22,074,477	(3,361,744)	(3,061,876)	158,243,839	—	(35,434)	2,163,522	4,486,641
Columbia Contrarian Core Fund, Institutional 3 Class
	130,334,727	8,001	(13,282,011)	21,160,830	138,221,547	—	6,923,573	—	3,668,300
Columbia Corporate Income Fund, Institutional 3 Class
	120,692,643	47,341,052	(5,241,052)	(2,033,940)	160,758,703	—	505,649	2,765,955	14,734,986
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	19,024,846	10,432,013	(936,244)	(881,074)	27,639,541	—	25,883	734,781	2,452,488
Columbia Emerging Markets Fund, Institutional 3 Class
	30,964,933	3,092,183	(1,472,158)	(3,152,046)	29,432,912	—	1,899,372	—	1,569,755
Columbia High Yield Bond Fund, Institutional 3 Class
	113,263,785	46,602,802	(5,273,304)	91,832	154,685,115	—	147,248	5,153,356	12,847,601
Columbia Large Cap Growth Fund, Institutional 3 Class
	130,848,694	192,950	(23,271,158)	20,147,159	127,917,645	—	10,725,770	—	1,835,524
Columbia Large Cap Value Fund, Institutional 3 Class
	129,215,313	9,940,510	(14,913,308)	25,291,664	149,534,179	—	2,336,271	1,562,498	8,443,488
Columbia Multi-Asset Income Fund, Institutional 3 Class
	62,234,091	160,724	(61,228,777)	(1,166,038)	—	—	1,025,579	160,723	—
Columbia Overseas Core Fund, Institutional 3 Class
	122,324,799	48,030,150	(8,571,701)	7,665,459	169,448,707	3,271,330	4,003,908	930,358	14,670,884
Columbia Pacific/Asia Fund, Institutional 3 Class
	42,037,842	32,157,917	(61,888,098)	(12,307,662)	—	31,894,208	(19,735,258)	259,991	—
Columbia Quality Income Fund, Institutional 3 Class
	125,410,566	17,455,743	(2,357,023)	(3,219,579)	137,289,707	—	65,694	2,553,412	6,178,655
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	130,833,984	4,095,068	(14,180,154)	19,603,892	140,352,790	3,548,438	8,467,163	546,630	7,010,629
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,016,078	6,417,976	(2,507,924)	3,421,188	23,347,318	—	1,030,578	—	840,436
Columbia Short-Term Cash Fund, 0.072%
	36,353,785	54,002,677	(47,772,184)	429	42,584,707	—	(429)	19,553	42,588,966
Columbia Small Cap Growth Fund, Institutional 3 Class
	16,369,576	8,095,688	(537,972)	62,854	23,990,146	—	161,350	—	660,704
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	117,223,883	4,063,897	(46,333,857)	(5,643,112)	69,310,811	—	3,599,182	623,663	5,959,657
Total	1,485,742,527			65,979,980	1,552,757,667	38,713,976	21,146,099	17,474,442

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
6	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2021 (Unaudited)
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021	7

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 66.6%
	Shares	Value ($)
International 15.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,242,658	79,549,834
Columbia Overseas Core Fund, Institutional 3 Class(a)	21,874,264	252,647,746
Total		332,197,580
U.S. Large Cap 47.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,645,881	250,416,800
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	3,328,290	231,948,498
Columbia Large Cap Value Fund, Institutional 3 Class(a)	15,284,289	270,684,759
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	12,704,902	254,352,141
Total		1,007,402,198
U.S. Small Cap 3.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,454,917	40,417,611
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,140,828	41,423,457
Total		81,841,068
Total Equity Funds (Cost $1,119,817,466)		1,421,440,846

Fixed Income Funds 30.5%
	Shares	Value ($)
High Yield 8.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,935,397	179,822,181
Investment Grade 22.1%
Columbia Bond Fund, Institutional 3 Class(a)	2,977,594	105,019,744
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,329,560	167,245,496
Columbia Quality Income Fund, Institutional 3 Class(a)	6,172,735	137,158,176
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,431,842	63,172,323
Total		472,595,739
Total Fixed Income Funds (Cost $651,078,439)		652,417,920

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.072%(a),(c)	57,781,906	57,776,128
Total Money Market Funds (Cost $57,776,128)		57,776,128
Total Investments in Securities (Cost: $1,828,672,033)		2,131,634,894
Other Assets & Liabilities, Net		3,541,373
Net Assets		2,135,176,267
At October 31, 2021, securities and/or cash totaling $4,738,714 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	558	12/2021	USD	35,209,800	—	(1,177,715)
Nikkei 225 Index	254	12/2021	JPY	3,681,730,000	642,812	—
Russell 2000 Index E-mini	51	12/2021	USD	5,853,015	125,843	—
U.S. Treasury 10-Year Note	466	12/2021	USD	60,907,656	—	(1,167,956)
Total					768,655	(2,345,671)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(13)	12/2021	USD	(2,988,050)	—	(74,002)
8	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	85,847,252	23,327,611	(2,126,633)	(2,028,486)	105,019,744	—	(22,976)	1,435,144	2,977,594
Columbia Contrarian Core Fund, Institutional 3 Class
	235,230,153	—	(23,544,111)	38,730,758	250,416,800	—	12,015,505	—	6,645,881
Columbia Corporate Income Fund, Institutional 3 Class
	126,889,155	47,875,910	(5,610,439)	(1,909,130)	167,245,496	—	315,400	2,883,116	15,329,560
Columbia Emerging Markets Fund, Institutional 3 Class
	83,162,324	7,072,943	(3,143,595)	(7,541,838)	79,549,834	—	4,048,851	—	4,242,658
Columbia High Yield Bond Fund, Institutional 3 Class
	133,990,196	51,760,987	(6,122,050)	193,048	179,822,181	—	98,023	6,002,473	14,935,397
Columbia Large Cap Growth Fund, Institutional 3 Class
	236,004,153	6,830	(35,546,579)	31,484,094	231,948,498	—	24,454,391	—	3,328,290
Columbia Large Cap Value Fund, Institutional 3 Class
	232,920,766	14,473,246	(22,876,205)	46,166,952	270,684,759	—	3,574,415	2,815,212	15,284,289
Columbia Multi-Asset Income Fund, Institutional 3 Class
	60,812,900	157,053	(61,136,366)	166,413	—	—	(303,664)	157,053	—
Columbia Overseas Core Fund, Institutional 3 Class
	175,451,144	76,516,777	(14,551,680)	15,231,505	252,647,746	4,895,645	1,499,195	1,392,310	21,874,264
Columbia Pacific/Asia Fund, Institutional 3 Class
	68,575,676	52,486,335	(101,468,118)	(19,593,893)	—	52,061,901	(32,711,851)	424,391	—
Columbia Quality Income Fund, Institutional 3 Class
	132,175,552	9,951,824	(1,786,445)	(3,182,755)	137,158,176	—	64,266	2,560,830	6,172,735
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	235,918,490	7,412,282	(24,822,521)	35,843,890	254,352,141	6,422,853	14,872,101	989,429	12,704,902
Columbia Select Small Cap Value Fund, Institutional 3 Class
	28,850,412	9,595,276	(4,131,488)	6,103,411	40,417,611	—	1,681,082	—	1,454,917
Columbia Short-Term Cash Fund, 0.072%
	47,608,816	92,349,444	(82,182,521)	389	57,776,128	—	(388)	27,014	57,781,906
Columbia Small Cap Growth Fund, Institutional 3 Class
	29,114,335	13,217,706	(645,642)	(262,942)	41,423,457	—	720,538	—	1,140,828
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	109,545,817	3,519,474	(44,690,088)	(5,202,880)	63,172,323	—	3,321,938	569,684	5,431,842
Total	2,022,097,141			134,198,536	2,131,634,894	63,380,399	33,626,826	19,256,656

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2021	9

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 78.2%
	Shares	Value ($)
International 19.3%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,409,010	82,668,943
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,675,784	204,155,304
Total		286,824,247
U.S. Large Cap 54.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,336,871	201,093,307
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	2,701,571	188,272,478
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,126,933	214,767,984
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,186,114	203,925,990
Total		808,059,759
U.S. Small Cap 4.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,192,885	33,138,355
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	930,495	33,786,273
Total		66,924,628
Total Equity Funds (Cost $858,622,610)		1,161,808,634

Fixed Income Funds 18.6%
	Shares	Value ($)
High Yield 6.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,519,678	102,576,927
Investment Grade 11.7%
Columbia Bond Fund, Institutional 3 Class(a)	4,945,556	174,429,772
Total Fixed Income Funds (Cost $277,473,759)		277,006,699

Money Market Funds 2.9%

Columbia Short-Term Cash Fund, 0.072%(a),(c)	42,634,933	42,630,669
Total Money Market Funds (Cost $42,630,669)		42,630,669
Total Investments in Securities (Cost: $1,178,727,038)		1,481,446,002
Other Assets & Liabilities, Net		4,948,960
Net Assets		1,486,394,962
At October 31, 2021, securities and/or cash totaling $5,877,268 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	416	12/2021	USD	26,249,600	—	(878,010)
Nikkei 225 Index	234	12/2021	JPY	3,391,830,000	592,197	—
Russell 2000 Index E-mini	58	12/2021	USD	6,656,370	143,116	—
S&P 500 Index E-mini	202	12/2021	USD	46,429,700	1,148,879	—
Total					1,884,192	(878,010)
10	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	209,597,358	10,146,383	(42,074,208)	(3,239,761)	174,429,772	—	(179,834)	2,389,755	4,945,556
Columbia Contrarian Core Fund, Institutional 3 Class
	184,199,789	—	(15,161,982)	32,055,500	201,093,307	—	8,164,538	—	5,336,871
Columbia Emerging Markets Fund, Institutional 3 Class
	84,141,704	8,356,987	(2,679,319)	(7,150,429)	82,668,943	—	3,455,695	—	4,409,010
Columbia High Yield Bond Fund, Institutional 3 Class
	69,594,733	35,661,031	(2,763,528)	84,691	102,576,927	—	37,025	3,396,842	8,519,678
Columbia Large Cap Growth Fund, Institutional 3 Class
	185,005,981	187,914	(27,025,256)	30,103,839	188,272,478	—	14,870,063	—	2,701,571
Columbia Large Cap Value Fund, Institutional 3 Class
	182,348,833	11,453,853	(12,689,964)	33,655,262	214,767,984	—	5,520,799	2,222,484	12,126,933
Columbia Overseas Core Fund, Institutional 3 Class
	192,538,841	5,676,403	(10,509,471)	16,449,531	204,155,304	3,931,427	1,795,860	1,118,088	17,675,784
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	184,631,382	5,932,233	(16,707,818)	30,070,193	203,925,990	5,126,915	10,159,400	789,792	10,186,114
Columbia Select Small Cap Value Fund, Institutional 3 Class
	24,223,264	6,692,681	(2,837,529)	5,059,939	33,138,355	—	1,318,168	—	1,192,885
Columbia Short-Term Cash Fund, 0.072%
	24,451,427	92,634,505	(74,455,265)	2	42,630,669	—	(2)	17,915	42,634,933
Columbia Small Cap Growth Fund, Institutional 3 Class
	24,886,963	9,453,538	(519,093)	(35,135)	33,786,273	—	573,651	—	930,495
Total	1,365,620,275			137,053,632	1,481,446,002	9,058,342	45,715,363	9,934,876

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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